Related party transactions (Details 1) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total associates and joint ventures	$ 1,000,000,000	$ 895,000,000
Total Direct Parent company	0	9
Total other related parties	2,173,000,000	469,000,000
Total Directors and Senior Management	(94,000,000)	(197,000,000)
3079	3,079,000,000	1,176,000,000
Borrowings	153,000,000
CAMSA And Its Subsidiaries [Member]
Statement [Line Items]
Loans granted	1,609	0
Management Fees payable	0	(285)
Reimbursement of expenses	0	2,000,000
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Loans granted	80	0
Others	204	305,000,000
Other receivables	24	0
Borrowings	(36)	(41)
Other liabilities	73	0
Leases and/or rights of use receivable	6,000,000	126,000,000
Leases and/or rights of use pay	(13,000,000)	0
Contributions pending integration	2	0
Management fees receivable	0	12
Non convertible notes	(105,000,000)	0
Equity incentive plan receivable	1	0
Fees	6	0
Reimbursement of expenses to pay	0	(2)
Shared-based compensation receivable		1,000,000
Reimbursement of expenses	2,000,000	183,000,000
Lease liabilities	(6)	0
Yad Levin [Member]
Statement [Line Items]
Loans granted	1,609	0
Real Estate Strategies LP [Member]
Statement [Line Items]
Reimbursement of expenses	0	174
BHN Vida [Member]
Statement [Line Items]
Non convertible notes	0	(78)
Directors And Senior Management [Member]
Statement [Line Items]
Management Fees payable	(105,000,000)	(203,000,000)
Advance receivables	11	6
BS Real Estate Holdings S.R.L [Member]
Statement [Line Items]
Reimbursement of expenses	0	709
IFISA [Member]
Statement [Line Items]
Loans granted	0	9,000,000
Turismo Investment S.A. [Member]
Statement [Line Items]
Other receivables	373	0
Condor Hospitality Trust Inc. [Member]
Statement [Line Items]
Public companies securities	550,000,000	404,000,000
Loans granted	286	0
Others	48	0
Other receivables	5	0
Otras Partes Relacionadas [Member]
Statement [Line Items]
Loans granted	6	0
Other receivables	146	0
Management Fees payable	(1,000,000)	0
Other payable	24	0
Borrowings	(2)	(80)
Reimbursement of expenses	19,000,000	27,000,000
Legal services	(1)	0
New Lipstick LLC [Member]
Statement [Line Items]
Borrowings	0	(116)
Reimbursement of expenses	$ 23,000,000	$ 24,000,000